Commitment & Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Jul. 01, 2010	Sep. 29, 2012 LegalMatter Plaintiff	Dec. 31, 2011 LegalMatter Plaintiff	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 LegalMatter	Dec. 31, 2011 LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Rental expense under operating leases			$ 14,300,000	$ 12,000,000	$ 13,400,000
Number of plaintiffs		60	87
Law suits damages		10,000,000	10,000,000
Number of cases dismissed		400	350
Number of lawsuits pending		25	60			25	60
Number of cases settled						70	60
Indemnity and Insurance coverage	25,000,000
Additional Insurance coverage	10,000,000	25,000,000	25,000,000
Product Liability Contingency Insurance coverage		50,000,000	50,000,000
Utility liability insurance deductible		250,000	300,000
Self insured retention amount		2,000,000	2,000,000			2,000,000	2,000,000
Supplemental extended reporting period coverage		80,000,000	80,000,000
Future claims total limit		105,000,000	105,000,000
Primary and excess policies coverage		5,000,000	5,000,000
Aggregate deductible insurance coverage		3,000,000	4,000,000
Pain Pump Litigation
Commitments and Contingencies Disclosure [Line Items]
One excess insurance carrier rescinded policy, notification date		2010-08	2010-08
Cold Therapy Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs		210	210
Number of lawsuits		9	9			9	9
Initial plaintiffs selected by court for trial		10	10
Number of initial plaintiffs expected to go to trial		4	4
Expected trial commencement for the initial cases		2013-04	2012-09
Bone Growth Stimulators BGS Qui Tam Action
Commitments and Contingencies Disclosure [Line Items]
Lawsuit notification date		Aug. 15, 2009	Apr. 15, 2009
Lawsuit court filing date		2005-03	2005-03
Lawsuit amendment date		2007-12	2007-12
Number of other bone growth stimulation companies named in the lawsuit		1	1
Lawsuit unsealed date		2009-03	2009-03
Lawsuit motion to dismiss filing date		Dec. 04, 2009	Dec. 04, 2009
Lawsuit second amended complaint filing date		2010-05	2010-05
Bone Growth Stimulators HIPAA Subpoena
Commitments and Contingencies Disclosure [Line Items]
Investigation subpoena date		Apr. 10, 2009	Apr. 10, 2009
Investigation second subpoena date		Sep. 21, 2009	Sep. 21, 2009
Manufacturing One
Commitments and Contingencies Disclosure [Line Items]
Number of cases settled						40	34
Manufacturing Two
Commitments and Contingencies Disclosure [Line Items]
Number of cases settled						30	26
Invasive Products
Commitments and Contingencies Disclosure [Line Items]
Utility liability insurance deductible		500,000	500,000
Other Covered Products
Commitments and Contingencies Disclosure [Line Items]
Utility liability insurance deductible		$ 50,000	$ 50,000